MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND         Two World Trade Center,
LETTER TO THE SHAREHOLDERS July 31, 1999                New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended July 31, 1999, the fixed-income markets were negatively affected by renewed concern that the Federal Reserve Board would attempt to slow domestic economic growth by raising short-term interest rates. These concerns proved to be justified in June when the Fed raised rates by 25 basis points, offsetting one of the three 25-basis-point cuts that had occurred just eight months earlier.

Interest rates on intermediate-term U.S. Treasuries were highly volatile during the period. Five-year Treasuries ranged in yield between 4.55 percent and 5.92 percent. On July 31, the five-year Treasury note was yielding 5.79 percent, compared to 4.55 percent six months earlier.

During the first quarter of 1999, spreads on mortgage-backed securities tightened from their historically wide levels of late 1998, but by July 1999 these spreads had widened again. Accordingly, as cash flows permitted, we purchased current-coupon mortgages at very attractive levels, thereby enhancing the Fund's prospects for higher total returns.

The U.S. equity market experienced a change in leadership during the period. Mega-cap market leaders, particularly in the technology and pharmaceutical sectors, which had dominated the market's performance in 1998, experienced lower returns. Large-cap multinationals also faltered as concerns over inflation and global economic crises surfaced. In contrast to the rocky road endured by large-cap stocks, mid- and small-cap issues had a much smoother ride. Strong performance was evident in the technology sector and in cyclical stocks. This change in leadership was reflected in the individual performance of the stocks in the S&P 500 Composite Stock Price Index (S&P 500). The largest 50 stocks were outperformed by the remaining 450 during the first half of 1999, indicating a shift in sentiment toward small- and mid-cap stocks as well as cyclicals.


PERFORMANCE AND PORTFOLIO STRATEGY

For the period under review, Morgan Stanley Dean Witter Balanced Income Fund's Class C shares produced a total return of -0.10 percent, compared

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
LETTER TO THE SHAREHOLDERS July 31, 1999, continued

to 1.57 percent for the Lipper Income Funds Index, 4.50 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500), and -3.24 percent for the Lehman Brothers Government/Corporate Bond Index. For the same period, the Fund's Class A, B and D shares earned 0.31 percent, -0.16 percent and 0.41 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

At period end, the Fund's net assets exceeded $103 million, up from slightly more than $99 million at the start of the period. The Portfolio mix of the Fund is 66 percent fixed-income instruments and 34 percent equities. As of July 31, 1999, the Fund's fixed-income portfolio was invested as follows: 64 percent in mortgage-backed securities, 19 percent in U.S. Treasuries, 11 percent in U.S. agency obligations, 4 percent in U.S. corporate obligations and the balance in cash equivalents. The Fund's equity component remained fully invested during the period under review.


LOOKING AHEAD

While inflation seems poised to remain low, we do not believe that the economy will weaken any time soon. As a result, we expect that the Fed may further tighten short-term interest rates in the near future. Accordingly, adjustments to the maturity structure and composition of the Fund will be made as conditions warrant and attractive opportunities become available.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Income Fund and look forward to continuing to serve your investment objectives.



Very truly yours,



/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
----------------------------------          --------------------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FUND PERFORMANCE July 31, 1999


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 7/31/99
--------------------------
1 year                           7.29%(1)        1.65%(2)
From Inception (7/28/97)         7.94%(1)        5.08%(2)



                     CLASS B SHARES+
----------------------------------------------------------
PERIOD ENDED 7/31/99
--------------------------
1 year                           6.40%(1)        1.50%%(2)
From Inception (7/28/97)         7.10%(1)         5.70%(2)



                     CLASS C SHARES++
----------------------------------------------------------
PERIOD ENDED 7/31/99
--------------------------
1 year                           6.36%(1)        5.37%(2)
From Inception (3/28/95)        11.27%(1)       11.27%(2)


                                   +
                     CLASS D SHARES+
----------------------------------------------------------
PERIOD ENDED 7/31/99
--------------------------
1 year                           7.44%(1)
From Inception (7/28/97)         8.17%(1)


---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
+    Class D shares have no sales charge. CLASS B SHARES+
+

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited)




 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
             COMMON STOCKS (34.1%)
             Aluminum (1.3%)
22,000       Alcoa Inc. .........................   $  1,317,250
                                                    ------------
             Auto Parts: O.E.M. (1.2%)
70,000       Delphi Automotive Systems Corp......      1,260,000
                                                    ------------
             Beverages - Non-Alcoholic (1.4%)
36,500       PepsiCo, Inc. ......................      1,428,062
                                                    ------------
             Computer Hardware (1.3%)
10,700       International Business Machines
             Corp. ..............................      1,344,856
                                                    ------------
             Construction/Agricultural
             Equipment/Trucks (1.4%)
37,000       Deere & Co. ........................      1,415,250
                                                    ------------
             Department Stores (1.2%)
32,000       May Department Stores Co. ..........      1,238,000
                                                    ------------
             Discount Chains (1.2%)
19,900       Dayton-Hudson Corp. ................      1,287,281
                                                    ------------
             Electric Utilities (2.4%)
32,000       GPU, Inc. ..........................      1,228,000
33,000       Unicom Corp. .......................      1,295,250
                                                    ------------
                                                       2,523,250
                                                    ------------
             Finance Companies (1.2%)
33,500       Associates First Capital Corp.
             (Class A) ..........................      1,283,469
                                                    ------------
             Forest Products (1.3%)
20,500       Weyerhaeuser Co. ...................      1,326,094
                                                    ------------
             Integrated Oil Companies (1.4%)
15,800       Atlantic Richfield Co. .............      1,422,987
                                                    ------------
             Major Banks (2.4%)
23,500       Bank One Corp. .....................      1,282,219
18,400       BankAmerica Corp. ..................      1,221,300
                                                    ------------
                                                       2,503,519
                                                    ------------
             Major Chemicals (1.4%)
19,400       Du Pont (E.I.) de Nemours & Co.,
             Inc. ...............................      1,398,013
                                                    ------------
             Major Pharmaceuticals (1.2%)
19,100       Bristol-Myers Squibb Co. ...........      1,270,150
                                                    ------------
             Major U.S. Telecommunications (1.2%)
23,700       AT&T Corp. .........................      1,230,919
                                                    ------------
             Meat/Poultry/Fish (1.3%)
51,700       ConAgra, Inc. ......................      1,321,581
                                                    ------------


 NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
             Metals Fabrications (1.2%)
77,000       Timken Co. (The) ...................   $  1,270,500
                                                    ------------
             Military/Gov't/Technical (1.3%)
19,200       Raytheon Co. (Class B) .............      1,350,000
                                                    ------------
             Motor Vehicles (2.4%)
25,000       Ford Motor Co. .....................      1,215,625
20,500       General Motors Corp. ...............      1,249,219
                                                    ------------
                                                       2,464,844
                                                    ------------
             Multi-Sector Companies (2.5%)
11,800       General Electric Co. ...............      1,286,200
55,400       Tenneco, Inc. ......................      1,263,813
                                                    ------------
                                                       2,550,013
                                                    ------------
             Oil/Gas Transmission (1.3%)
16,000       Enron Corp. ........................      1,363,000
                                                    ------------
             Package Goods/Cosmetics (1.3%)
15,300       Procter & Gamble Co. ...............      1,384,650
                                                    ------------
             Railroads (1.3%)
27,500       CSX Corp. ..........................      1,332,031
                                                    ------------
             TOTAL COMMON STOCKS
             (Identified Cost $29,419,511).......     35,285,719
                                                    ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              CORPORATE BONDS (2.7%)
              Finance Companies (1.9%)
$  500        Associates Corp. of North America
               6.01% due 02/07/03 ..................     485,325
   500        Associates Corp. of North America
               6.25% due 11/01/08 ..................     467,990
 1,000        Ford Motor Credit Corp.
               6.00% due 01/14/03 ..................     973,200
                                                         -------
                                                       1,926,515
                                                       ---------
              Major Chemicals (0.4%)
   500        Monsanto Co. - 144A*
               5.875% due 12/01/08 .................     452,700
                                                       ---------
              Telecommunications (0.4%)
   400        MCI Worldcom, Inc.
               6.40% due 08/15/05 ..................     388,848
                                                       ---------
              TOTAL CORPORATE BONDS
              (Identified Cost $2,920,700)..........   2,768,063
                                                       ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued




  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                         VALUE
---------------------------------------------------------------------------
                     U.S. GOVERNMENT & AGENCY
                     OBLIGATIONS (19.5%)
                     Federal Farm Credit Banks
$  1,000             5.90% due 01/10/05 ....................   $    972,800
     900             5.92% due 12/29/04 ....................        874,440
                                                               ------------
                                                                  1,847,240
                                                               ------------
                     Federal Home Loan Banks
   1,000             0.00% due 02/25/04 ....................        749,910
   2,000             0.00% due 07/02/12 ....................        724,400
   1,000             5.88% due 11/25/08 ....................        926,080
   1,200             5.96% due 02/05/08 ....................      1,133,544
                                                               ------------
                                                                  3,533,934
                                                               ------------
                     Federal National Mortgage Assoc.
   1,000             6.55% due 11/21/07 ....................        968,370
     500             6.75% due 07/30/07 ....................        489,245
                                                               ------------
                                                                  1,457,615
                                                               ------------
                     Resolution Funding Corp.
                     (Coupon Strips)
   2,500             0.00% due 04/15/04 ....................      1,878,000
   1,500             0.00% due 10/15/04 ....................      1,092,450
   1,300             0.00% due 01/15/06 ....................        870,285
   3,000             0.00% due 01/15/08 ....................      1,756,020
                                                               ------------
                                                                  5,596,755
                                                               ------------
                     Tennessee Valley Authority
     740             0.00% due 10/15/04 ....................        532,341
                                                               ------------
                     U.S. Treasury Notes
     500             5.50% due 01/31/03 ....................        494,765
   1,300             5.50% due 05/31/03 ....................      1,283,659
   1,500             5.625% due 02/15/06 ...................      1,468,050
     500             5.75% due 11/30/02 ....................        498,820
   1,000             6.125% due 08/15/07 ...................      1,002,290
     500             6.25% due 02/15/07 ....................        505,245
     100             7.125% due 02/29/00 ...................        101,111
                                                               ------------
                                                                  5,353,940
                                                               ------------
                     U.S. Treasury Strips
   1,500             0.00% due 11/15/04 ....................      1,093,425
   1,000             0.00% due 02/15/05 ....................        716,920
                                                               ------------
                                                                  1,810,345
                                                               ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                         VALUE
---------------------------------------------------------------------------
                     TOTAL U.S. GOVERNMENT &
                     AGENCY OBLIGATIONS (Identified
                     Cost $20,771,134)......................   $ 20,132,170
                                                               ------------
                     U.S. GOVERNMENT AGENCY
                     MORTGAGE-BACKED SECURITIES (41.9%)
                     Federal National Mortgage Assoc.
$  2,350             6.00% due 10/01/00-04/01/06 ...........      2,275,703
   1,551             6.00% due 02/01/11-04/01/13 ...........      1,484,318
     999             6.00% due 10/01/28 ....................        925,282
   2,974             6.50% due 02/01/11-06/01/13 ...........      2,904,779
     925             6.50% due 04/01/28-06/01/28 ...........        881,243
   1,781             7.00% due 07/01/11-07/01/12 ...........      1,774,408
   4,169             7.00% due 08/01/25-02/01/29 ...........      4,074,030
   2,678             7.50% due 08/01/23-05/01/27 ...........      2,677,365
     641             8.00% due 05/01/24-07/01/26 ...........        654,832
                                                               ------------
                                                                 17,651,960
                                                               ------------
                     Government National Mortgage
                     Assoc. I
   4,942             6.00% due 06/15/28-12/15/28 ...........      4,554,636
   7,893             6.50% due 10/15/25-05/15/29 ...........      7,496,267
   2,329             7.00% due 09/15/23-06/15/29 ...........      2,269,403
   2,492             7.50% due 08/15/25-10/15/26 ...........      2,488,616
     559             8.00% due 06/15/26-07/15/26 ...........        570,470
                                                               ------------
                                                                 17,379,392
                                                               ------------
                     Government National Mortgage
                     Assoc. II
   6,741             6.50% due 04/20/28-03/20/29 ...........      6,374,254
   2,026             7.00% due 02/20/26-06/20/27 ...........      1,969,695
                                                               ------------
                                                                  8,343,949
                                                               ------------
                     TOTAL U.S. GOVERNMENT AGENCY
                     MORTGAGE-BACKED SECURITIES
                     (Identified Cost $44,815,093)..........     43,375,301
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS July 31, 1999 (unaudited) continued


  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                         VALUE
---------------------------------------------------------------------------
                      SHORT-TERM INVESTMENT (1.4%)
                      REPURCHASE AGREEMENT
$  1,464              The Bank of New York 5.00% due
                      08/02/99 (dated 07/30/99;
                      proceeds $1,464,669) (a)
                      (Identified Cost $1,464,059)..........   $  1,464,059
                                                               ------------
                      TOTAL INVESTMENTS
                      (Identified Cost
                      $99,390,497) (b)...........    99.6%      103,025,312
                      LIABILITIES IN EXCESS
                      OF OTHER ASSETS ...........     0.4           437,347
                                                    -----       -----------
                      NET ASSETS ................   100.0%     $103,462,659
                                                    =====      ============

--------------------------------
 *   Resale is restricted to qualified institutional investors.
(a) Collateralized by $1,267,667 U.S. Treasury Bond 10.75% due 05/15/03 valued at $1,496,854.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,736,640 and the aggregate gross unrealized depreciation is $3,101,825, resulting in net unrealized appreciation of $3,634,815.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
July 31, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $99,390,497)...................................   $ 103,025,312
Receivable for:
   Interest ......................................................         467,944
   Shares of beneficial interest sold ............................         177,250
   Dividends .....................................................          82,393
Deferred organizational expenses .................................          22,306
Prepaid expenses .................................................          84,609
                                                                     -------------
   TOTAL ASSETS ..................................................     103,859,814
                                                                     -------------
LIABILITIES:
Payable for:
   Investments purchased .........................................         152,138
   Plan of distribution fee ......................................          86,995
   Shares of beneficial interest repurchased .....................          60,301
   Investment management fee .....................................          53,812
Accrued expenses and other payables ..............................          43,909
                                                                     -------------
   TOTAL LIABILITIES .............................................         397,155
                                                                     -------------
   NET ASSETS ....................................................   $ 103,462,659
                                                                     =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................   $  97,995,834
Net unrealized appreciation ......................................       3,634,815
Accumulated undistributed net investment income ..................         249,757
Accumulated undistributed net realized gain ......................       1,582,253
                                                                     -------------
   NET ASSETS ....................................................   $ 103,462,659
                                                                     =============
CLASS A SHARES:
Net Assets .......................................................   $   2,040,265
Shares Outstanding (unlimited authorized, $.01 par value).........         164,925
   NET ASSET VALUE PER SHARE .....................................   $       12.37
                                                                     =============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .............   $       13.06
                                                                     =============
CLASS B SHARES:
Net Assets .......................................................   $  64,860,412
Shares Outstanding (unlimited authorized, $.01 par value).........       5,255,055
   NET ASSET VALUE PER SHARE .....................................   $       12.34
                                                                     =============
CLASS C SHARES:
Net Assets .......................................................   $  34,955,708
Shares Outstanding (unlimited authorized, $.01 par value).........       2,830,217
   NET ASSET VALUE PER SHARE .....................................   $       12.35
                                                                     =============
CLASS D SHARES:
Net Assets .......................................................   $   1,606,274
Shares Outstanding (unlimited authorized, $.01 par value).........         129,956
   NET ASSET VALUE PER SHARE .....................................   $       12.36
                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended July 31, 1999 (unaudited)

NET INVESTMENT INCOME:
INCOME
Interest ..........................................  $  2,131,216
Dividends .........................................       416,904
                                                     ------------
   TOTAL INCOME ...................................     2,548,120
                                                     ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         4,945
Plan of distribution fee (Class B shares) .........       312,513
Plan of distribution fee (Class C shares) .........       176,034
Investment management fee .........................       309,940
Transfer agent fees and expenses ..................        42,519
Professional fees .................................        38,460
Registration fees .................................        36,759
Shareholder reports and notices ...................        24,288
Organizational expenses ...........................        16,863
Custodian fees ....................................         9,915
Trustees' fees and expenses .......................         6,401
Other .............................................           808
                                                     ------------
   TOTAL EXPENSES .................................       979,445
                                                     ------------
   NET INVESTMENT INCOME ..........................     1,568,675
                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .................................     1,807,404
Net change in unrealized appreciation .............    (3,433,400)
                                                     ------------
   NET LOSS .......................................    (1,625,996)
                                                     ------------
NET DECREASE ......................................  $    (57,321)
                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED        ENDED
                                                        JULY 31, 1999   JANUARY 31, 1999
                                                       --------------- -----------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $  1,568,675     $  2,485,963
Net realized gain ....................................     1,807,404        4,548,195
Net change in unrealized appreciation ................    (3,433,400)       1,158,569
                                                        ------------     ------------
   NET INCREASE (DECREASE) ...........................       (57,321)       8,192,727
                                                        ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................       (68,477)         (90,042)
   Class B shares ....................................      (953,731)      (1,360,747)
   Class C shares ....................................      (530,854)        (991,558)
   Class D shares ....................................       (32,426)         (34,394)
Net realized gain
   Class A shares ....................................       (29,695)        (188,753)
   Class B shares ....................................      (980,374)      (2,103,741)
   Class C shares ....................................      (521,819)      (1,368,093)
   Class D shares ....................................       (23,792)         (58,637)
                                                        ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................    (3,141,168)      (6,195,965)
                                                        ------------     ------------
Net increase from transactions in shares of beneficial
  interest ...........................................     7,324,445       32,003,023
                                                        ------------     ------------
   NET INCREASE ......................................     4,125,956       33,999,785
NET ASSETS:
Beginning of period ..................................    99,336,703       65,336,918
                                                        ------------     ------------
  END OF PERIOD
   (Including undistributed net investment income of
   $249,757 and $266,570, respectively)...............  $103,462,659     $ 99,336,703
                                                        ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund seeks to achieve its objective by investing in investment grade fixed income securities and, to a lesser extent, common stock of companies which have a record of paying dividends and have the potential for increasing dividends and securities convertible into common stock. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued

securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $170,000 of which approximately $146,000 have been reimbursed. The

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued

balance has been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and
(3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $2,269,579 at July 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $31,200, $71,472 and $7,370, respectively and received $8,177 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 1999, aggregated $19,623,928 and $13,280,632, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $13,412,030 and $5,102,730, respectively.

For the six months ended July 31, 1999, the Fund incurred brokerage commissions of $7,203 with DWR for portfolio transactions executed on behalf of the Fund. Included at July 31, 1999, in the payable for investments purchased was $152,138 for unsettled trades with DWR.

For the six months ended July 31, 1999, the Fund incurred brokerage commissions of $3,010 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS July 31, 1999 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $500.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                              FOR THE SIX                    FOR THE YEAR
                                                              MONTHS ENDED                       ENDED
                                                                JULY 31,                      JANUARY 31,
                                                                  1999                           1999
                                                            ----------------              -------------------
                                                               (unaudited)
                                                          SHARES         AMOUNT            SHARES          AMOUNT
                                                      ------------- ---------------   --------------- ---------------
CLASS A SHARES
Sold ................................................      29,548    $     375,300          443,674    $   5,539,418
Reinvestment of dividends and distributions .........       4,039           50,292            7,895           98,394
Redeemed ............................................    (295,894)      (3,815,791)         (97,102)      (1,234,884)
                                                         --------    -------------          -------    -------------
Net increase (decrease) -- Class A ..................    (262,307)      (3,390,199)         354,467        4,402,928
                                                         --------    -------------          -------    -------------
CLASS B SHARES
Sold ................................................   1,499,737       19,072,784        2,624,083       33,324,855
Reinvestment of dividends and distributions .........     110,565        1,373,865          169,821        2,113,831
Redeemed ............................................    (824,048)     (10,466,825)      (1,067,595)     (13,526,589)
                                                        ---------    -------------       ----------    -------------
Net increase -- Class B .............................     786,254        9,979,824        1,726,309       21,912,097
                                                        ---------    -------------       ----------    -------------
CLASS C SHARES
Sold ................................................     371,996        4,732,367          929,718       11,808,519
Reinvestment of dividends and distributions .........      75,545          939,730          169,885        2,120,074
Redeemed ............................................    (386,645)      (4,913,530)        (781,013)      (9,857,608)
                                                        ---------    -------------       ----------    -------------
Net increase -- Class C .............................      60,896          758,567          318,590        4,070,985
                                                        ---------    -------------       ----------    -------------
CLASS D SHARES
Sold ................................................       4,744           59,864          135,950        1,684,078
Reinvestment of dividends and distributions .........       4,521           56,217            7,529           93,031
Redeemed ............................................     (10,968)        (139,828)         (12,665)        (160,096)
                                                        ---------    -------------       ----------    -------------
Net increase (decrease) -- Class D ..................      (1,703)         (23,747)         130,814        1,617,013
                                                        ---------    -------------       ----------    -------------
Net increase in Fund ................................     583,140    $   7,324,445        2,530,180    $  32,003,023
                                                        =========    =============       ==========    =============

6. FEDERAL INCOME TAX STATUS

As of January 31, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                                         FOR THE SIX         FOR THE YEAR        JULY 28, 1997*
                                                        MONTHS ENDED             ENDED              THROUGH
                                                        JULY 31, 1999      JANUARY 31, 1999     JANUARY 31, 1998
                                                   ---------------------- ------------------ ---------------------
                                                         (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............         $12.75              $12.41                 $12.42
                                                           ------              ------                 ------
Income (loss) from investment operations:
 Net investment income ...........................          0.23                 0.46                   0.25
 Net realized and unrealized gain (loss) .........         (0.19)                0.87                   0.32
                                                           ------              ------                 ------
Total income from investment operations ..........          0.04                 1.33                   0.57
                                                           ------              ------                 ------
Less dividends and distributions from:
 Net investment income ...........................         (0.23)               (0.47)                 (0.26)
 Net realized gain ...............................         (0.19)               (0.52)                 (0.32)
                                                           ------              ------                 ------
Total dividends and distributions ................         (0.42)               (0.99)                 (0.58)
                                                           ------              ------                 ------
Net asset value, end of period ...................        $12.37               $12.75                 $12.41
                                                           ======              ======                 ======
TOTAL RETURN+ ....................................          0.31%(1)            11.11%                  4.60%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................          1.19%(2)(3)          1.23%(3)               1.43%(2)
Net investment income ............................          3.74%(2)(3)          3.73%(3)               3.92%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........         $2,040              $5,448                   $903
Portfolio turnover rate ..........................             13%(1)              32%                    21%

-------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX            FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED                ENDED              THROUGH
                                                                 JULY 31, 1999         JANUARY 31, 1999     JANUARY 31, 1998
                                                           ------------------------   ------------------   -----------------
                                                                  (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................            $12.74                   $12.41              $12.42
                                                                    ------                   ------              ------
Income (loss) from investment operations:
 Net investment income .................................              0.18                     0.38                0.20
 Net realized and unrealized gain (loss) ...............             (0.20)                    0.85                0.33
                                                                    ------                   ------              ------
Total income (loss) from investment operations .........             (0.02)                    1.23                0.53
                                                                    ------                   ------              ------
Less dividends and distributions from:
 Net investment income .................................             (0.19)                   (0.38)              (0.22)
 Net realized gain .....................................             (0.19)                   (0.52)              (0.32)
                                                                    ------                   ------              ------
Total dividends and distributions ......................             (0.38)                   (0.90)              (0.54)
                                                                    ------                   ------              ------
Net asset value, end of period .........................            $12.34                   $12.74              $12.41
                                                                    ======                   ======              ======
TOTAL RETURN+ ..........................................             (0.16)%(1)               10.32%               4.19%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................              1.94%(2)(3)              1.99%(3)            2.16%(2)
Net investment income ..................................              2.99%(2)(3)              2.97%(3)            3.15%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................           $64,860                  $56,919             $34,021
Portfolio turnover rate ................................                13%(1)                   32%                 21%

--------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                                 FOR THE PERIOD
                                                     FOR THE SIX           FOR THE YEAR ENDED JANUARY 31         MARCH 28, 1995*
                                                     MONTHS ENDED      ----------------------------------------      THROUGH
                                                   JULY 31, 1999 ++      1999++       1998**++        1997       JANUARY 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........        $12.74            $12.41        $11.57         $11.34           $10.00
                                                       ------            ------        ------         ------           ------
Income (loss) from investment operations:
 Net investment income ........................          0.18              0.38          0.42           0.36             0.38
 Net realized and unrealized gain (loss) ......         (0.19)             0.85          1.23           0.50             1.30
                                                       ------            ------        ------         ------           ------
Total income (loss) from investment
 operations ...................................         (0.01)             1.23          1.65           0.86             1.68
                                                       ------            ------        ------         ------           ------
Less dividends and distributions from:
 Net investment income ........................         (0.19)            (0.38)        (0.40)         (0.38)           (0.33)
 Net realized gain ............................         (0.19)            (0.52)        (0.41)         (0.25)           (0.01)
                                                       ------            ------        ------         ------           ------
Total dividends and distributions .............         (0.38)            (0.90)        (0.81)         (0.63)           (0.34)
                                                       ------            ------        ------         ------           ------
Net asset value, end of period ................        $12.35            $12.74        $12.41         $11.57           $11.34
                                                       ======            ======        ======         ======           ======
TOTAL RETURN+ .................................         (0.10)%(1)        10.32%        14.42%         7.82%            16.93%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................          1.94%(2)(4)       1.94%(4)      2.07%         1.88%(3)            --%(2)(3)
Net investment income .........................          2.99%(2)(4)       3.02%(4)      3.30%         3.49%(3)          5.27%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......       $34,956           $35,291       $30,402       $48,284           $31,252
Portfolio turnover rate .......................            13%(1)            32%           21%           21%                3%(1)

--------------
*     Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 2.19% and 3.18%, respectively, for the year ended January 31, 1997 and 2.69% and 2.58%, respectively, for the period ended January 31, 1996.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                     FOR THE PERIOD
                                                           FOR THE SIX           FOR THE YEAR        JULY 28, 1997*
                                                          MONTHS ENDED               ENDED              THROUGH
                                                          JULY 31, 1999        JANUARY 31, 1999     JANUARY 31, 1998
                                                     ----------------------   ------------------   -----------------
                                                           (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period .............           $12.75               $12.42                $12.42
                                                             ------               ------                ------
Income (loss) from investment operations:
 Net investment income ...........................             0.25                 0.48                  0.26
 Net realized and unrealized gain (loss) .........            (0.20)                0.87                  0.33
                                                             ------               ------                ------
Total income from investment operations ..........             0.05                 1.35                  0.59
                                                             ------               ------                ------
Less dividends and distributions from:
 Net investment income ...........................            (0.25)               (0.50)                (0.27)
 Net realized gain ...............................            (0.19)               (0.52)                (0.32)
                                                             ------               ------                ------
Total dividends and distributions ................            (0.44)               (1.02)                (0.59)
                                                             ------               ------                ------
Net asset value, end of period ...................           $12.36               $12.75                $12.42
                                                             ======               ======                ======
TOTAL RETURN + ...................................             0.41%(1)            11.27%                 4.79%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses .........................................             0.94%(2)(3)          0.99%(3)              1.16%(2)

Net investment income ............................             3.99%(2)(3)          3.97%(3)              4.15%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands ..........           $1,606               $1,679                   $10

Portfolio turnover rate ..........................               13%(1)               32%                   21%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND

SEMIANNUAL REPORT
JULY 31, 1999

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.